Consolidated statements of operations and comprehensive loss (Details 1)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statement [Line Items]
General and administrative expenses	€ 11,984,722	$ 11,984,722	€ 8,467,203	€ 12,501,048
Other Expenses
Statement [Line Items]
General and administrative expenses	979,884		831,769	1,358,587
Legal and Consulting Fees
Statement [Line Items]
General and administrative expenses	2,065,423		1,603,711	2,199,640
Equity-Settled Share-Based Payment Expenses
Statement [Line Items]
General and administrative expenses	2,709,307		489,958	4,251,227
Employee Benefits Expenses
Statement [Line Items]
General and administrative expenses	6,500,680		3,880,349	7,534,073
Insurance Expenses
Statement [Line Items]
General and administrative expenses	1,615,920		1,311,790	636,035
Depreciation & Amortization Expense
Statement [Line Items]
General and administrative expenses	551,566		556,456	503,683
Compensation Expense for Non-Executive Board Directors
Statement [Line Items]
General and administrative expenses	€ 271,248		€ 283,128	€ 269,030